Award Timing Disclosure	12 Months Ended
Feb. 02, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information (“MNPI”), and the Company does not time the release of MNPI based upon grant dates of equity awards. The Company has not granted stock options or other appreciation awards since 2019.

Award Timing MNPI Considered	false